INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss before provision for income tax	$ (509,000)	$ (660,000)	$ (1,699,000)	$ (2,193,000)	$ (3,968,000)	$ (4,834,000)
U.S. Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before provision for income tax					(3,968,000)	(4,834,000)
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before provision for income tax